Employee Benefits - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Defined Benefit Plans [Line Items]
Actual return		$ 16	$ 14	$ 14
Sensitivity analysis		Sensitivity for significant actuarial assumptions is computed by varying one actuarial assumption used for the valuation of the defined benefit obligation by one percentage, keeping all other actuarial assumptions constant. In practice, this is not probable, and changes in some of the assumptions may be correlated.
Gratuity
Disclosure Of Defined Benefit Plans [Line Items]
Amount contributed under benefit plan		$ 24	22	22
Superannuation
Disclosure Of Defined Benefit Plans [Line Items]
Amount contributed under benefit plan		34	31	27
Provident Fund
Disclosure Of Defined Benefit Plans [Line Items]
Impact of defined benefit obligation from 0.25% increase in expected rate of returns on plan assets		10
Impact of defined benefit obligation from 0.25% decrease in expected rate of returns on plan assets		14
Amount contributed under benefit plan		$ 90	$ 78	$ 75
Events After Reporting Period | Gratuity
Disclosure Of Defined Benefit Plans [Line Items]
Expected contribution to gratuity trusts	$ 19